Concessions payable - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Concessions Payable And Judicial Deposits [line items]
Recognized indemnification amount			R$ 726,000
Railroad concession payable under litigation | Rumo S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Recognized indemnification amount	479,563
Gain on reversal of lease liabilities related to other income (expenses)	348,319
Gain on reversal of lease liabilities related to financial result	R$ 131,243